Schedule of Investments (unaudited) April 30, 2019	iShares® Edge MSCI Min Vol USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.7%
General Dynamics Corp.	223,119	$39,875,828
Harris Corp.	642,845	108,319,382
L3 Technologies Inc.	89,237	19,505,423
Lockheed Martin Corp.	904,094	301,361,653
Northrop Grumman Corp.	328,525	95,242,683
Raytheon Co.	1,402,906	249,142,077
United Technologies Corp.	973,847	138,880,321

		952,327,367

Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	1,135,964	92,013,084
Expeditors International of Washington Inc.	1,322,987	105,071,627
United Parcel Service Inc., Class B	162,936	17,307,062

		214,391,773

Banks — 0.8%
BB&T Corp.	243,091	12,446,259
M&T Bank Corp.	388,936	66,146,346
U.S. Bancorp	2,334,665	124,484,338

		203,076,943

Beverages — 3.3%
Brown-Forman Corp., Class B, NVS	423,716	22,579,825
Coca-Cola Co. (The)	7,315,331	358,890,139
Constellation Brands Inc., Class A	501,203	106,089,639
PepsiCo Inc.	2,918,573	373,723,273

		861,282,876

Capital Markets — 0.3%
CME Group Inc.	467,953	83,716,792

Chemicals — 0.8%
Ecolab Inc.	943,618	173,701,201
International Flavors & Fragrances Inc.	270,563	37,280,876

		210,982,077

Commercial Services & Supplies — 3.2%
Republic Services Inc.	4,328,165	358,458,625
Waste Connections Inc.	480,313	44,558,637
Waste Management Inc.	3,877,364	416,196,252

		819,213,514

Communications Equipment — 2.5%
Cisco Systems Inc.	4,444,512	248,670,446
F5 Networks Inc.(a)(b)	576,780	90,496,782
Juniper Networks Inc.	461,103	12,804,830
Motorola Solutions Inc.	1,976,405	286,400,849

		638,372,907

Containers & Packaging — 0.1%
Ball Corp.	320,112	19,187,513

Distributors — 0.2%
Genuine Parts Co.	463,107	47,486,992

Diversified Financial Services — 0.6%
Berkshire Hathaway Inc., Class B(a)(b)	759,870	164,671,428

Diversified Telecommunication Services — 2.4%
AT&T Inc.	7,945,030	245,978,129
Verizon Communications Inc.	5,797,063	331,534,033
Zayo Group Holdings Inc.(a)(b)	1,516,391	47,447,874

		624,960,036

Electric Utilities — 5.7%
Alliant Energy Corp.	587,838	27,763,589

Security	Shares	Value

Electric Utilities (continued)
American Electric Power Co. Inc.	1,482,016	$126,786,469
Duke Energy Corp.	3,088,650	281,437,788
Edison International	262,417	16,734,332
Evergy Inc.	1,146,091	66,266,982
Eversource Energy	880,525	63,098,421
NextEra Energy Inc.	1,687,719	328,160,082
PPL Corp.	504,801	15,754,839
Southern Co. (The)	5,136,480	273,363,466
Xcel Energy Inc.	4,803,356	271,389,614

		1,470,755,582

Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	2,295,210	228,511,108
FLIR Systems Inc.	737,515	39,044,044

		267,555,152

Energy Equipment & Services — 0.1%
Schlumberger Ltd.	654,003	27,912,848

Entertainment — 0.9%
Walt Disney Co. (The)	1,604,957	219,830,960

Equity Real Estate Investment Trusts (REITs) — 8.2%
American Tower Corp.	810,311	158,253,738
AvalonBay Communities Inc.	1,161,711	233,422,591
Boston Properties Inc.	115,185	15,851,760
Camden Property Trust	1,108,365	111,556,937
Crown Castle International Corp.	1,807,665	227,368,104
Digital Realty Trust Inc.	118,405	13,937,453
Duke Realty Corp.	1,240,608	38,607,721
Equinix Inc.	55,189	25,094,438
Equity Residential	2,613,571	199,729,096
Essex Property Trust Inc.	338,882	95,734,165
Extra Space Storage Inc.	147,092	15,251,969
Federal Realty Investment Trust	589,654	78,925,188
Invitation Homes Inc.	1,479,544	36,781,464
Mid-America Apartment Communities Inc.	529,633	57,947,147
National Retail Properties Inc.	1,115,425	58,693,663
Public Storage	1,139,103	251,946,802
Realty Income Corp.	2,323,871	162,694,209
Regency Centers Corp.	303,529	20,388,043
Simon Property Group Inc.	486,259	84,463,188
UDR Inc.	2,226,198	100,067,600
Ventas Inc.	741,073	45,286,971
Welltower Inc.	1,043,834	77,796,948

		2,109,799,195

Food & Staples Retailing — 1.2%
Costco Wholesale Corp.	230,552	56,607,433
Sysco Corp.	1,218,593	85,752,389
Walmart Inc.	1,529,675	157,311,777

		299,671,599

Food Products — 4.0%
Bunge Ltd.	261,871	13,724,659
Campbell Soup Co.	1,870,409	72,366,124
Conagra Brands Inc.	2,097,217	64,552,339
General Mills Inc.	300,318	15,457,367
Hershey Co. (The)	1,328,812	165,902,178
Hormel Foods Corp.	2,789,158	111,398,971
Ingredion Inc.	192,514	18,240,702
JM Smucker Co. (The)	501,105	61,450,506
Kellogg Co.	2,050,663	123,654,979
Lamb Weston Holdings Inc.	540,378	37,853,479

1

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Min Vol USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
McCormick & Co. Inc./MD, NVS	1,384,788	$213,215,808
Mondelez International Inc., Class A	2,535,788	128,944,820
Tyson Foods Inc., Class A	209,301	15,699,668

		1,042,461,600

Health Care Equipment & Supplies — 5.1%
Abbott Laboratories	809,883	64,434,291
Baxter International Inc.	2,460,457	187,732,869
Becton Dickinson and Co.	630,931	151,890,329
Boston Scientific Corp.(a)(b)	2,270,621	84,285,452
Cooper Companies Inc. (The)	271,219	78,631,813
Danaher Corp.	1,905,486	252,362,566
Medtronic PLC	2,536,311	225,249,780
Stryker Corp.	1,241,265	234,487,371
Varian Medical Systems Inc.(a)	122,820	16,724,399
Zimmer Biomet Holdings Inc.	108,006	13,302,019

		1,309,100,889

Health Care Providers & Services — 3.7%
Anthem Inc.	428,852	112,800,942
Cigna Corp.	581,373	92,345,287
CVS Health Corp.	1,751,631	95,253,694
HCA Healthcare Inc.	419,048	53,315,477
Henry Schein Inc.(a)	459,119	29,411,163
Humana Inc.	385,000	98,332,850
Laboratory Corp. of America Holdings(a)	764,622	122,278,350
Quest Diagnostics Inc.	574,443	55,364,816
UnitedHealth Group Inc.	932,099	217,244,314
Universal Health Services Inc., Class B	537,231	68,158,497
WellCare Health Plans Inc.(a)	73,203	18,911,995

		963,417,385

Health Care Technology — 0.1%
Cerner Corp.(a)(b)	215,423	14,314,858

Hotels, Restaurants & Leisure — 3.4%
Aramark	1,222,379	37,991,539
Darden Restaurants Inc.	543,579	63,924,890
McDonald’s Corp.	1,928,447	381,003,274
Starbucks Corp.	2,049,952	159,240,271
Vail Resorts Inc.	81,943	18,752,656
Yum! Brands Inc.	2,016,812	210,535,005

		871,447,635

Household Durables — 0.2%
Garmin Ltd.	725,590	62,212,087

Household Products — 2.6%
Church & Dwight Co. Inc.	1,311,319	98,283,359
Clorox Co. (The)	750,682	119,906,436
Colgate-Palmolive Co.	1,173,614	85,427,363
Kimberly-Clark Corp.	664,828	85,350,619
Procter & Gamble Co. (The)	2,639,057	281,006,789

		669,974,566

Industrial Conglomerates — 0.4%
Honeywell International Inc.	550,347	95,556,750

Insurance — 9.3%
Aflac Inc.	3,511,234	176,895,969
Alleghany Corp.(a)	20,887	13,720,253
Allstate Corp. (The)	1,627,542	161,224,311
American Financial Group Inc./OH	820,280	84,923,588
Aon PLC	1,062,322	191,366,685
Arch Capital Group Ltd.(a)	5,812,810	196,356,722

Security	Shares	Value

Insurance (continued)
Arthur J Gallagher & Co.	1,644,099	$137,479,558
Chubb Ltd.	1,684,161	244,540,177
Cincinnati Financial Corp.	546,755	52,586,896
Everest Re Group Ltd.	381,463	89,834,537
Fidelity National Financial Inc.	888,621	35,500,409
Hartford Financial Services Group Inc. (The)	274,987	14,384,570
Markel Corp.(a)(b)	162,069	173,658,554
Marsh & McLennan Companies Inc.	1,844,865	173,952,321
Progressive Corp. (The)	2,065,183	161,394,051
RenaissanceRe Holdings Ltd.	782,811	121,617,517
Travelers Companies Inc. (The)	917,360	131,870,500
Willis Towers Watson PLC	343,476	63,316,366
WR Berkley Corp.	2,743,567	168,180,657

		2,392,803,641

Interactive Media & Services — 0.1%
Facebook Inc., Class A(a)(b)	134,824	26,074,962

Internet & Direct Marketing Retail — 0.1%
eBay Inc.	436,100	16,898,875

IT Services — 10.6%
Accenture PLC, Class A	1,924,923	351,625,685
Automatic Data Processing Inc.	860,593	141,472,883
Broadridge Financial Solutions Inc.	734,057	86,714,153
Cognizant Technology Solutions Corp., Class A	1,567,335	114,352,762
Fidelity National Information Services Inc.	2,083,840	241,579,571
Fiserv Inc.(a)(b)	4,071,257	355,176,461
International Business Machines Corp.	747,107	104,796,699
Jack Henry & Associates Inc.	1,510,656	225,178,383
Mastercard Inc., Class A(b)	1,038,864	264,120,783
Paychex Inc.	2,830,428	238,633,385
VeriSign Inc.(a)	506,420	99,992,629
Visa Inc., Class A	2,708,353	445,334,484
Worldpay Inc., Class A(a)	480,473	56,316,240

		2,725,294,118

Leisure Products — 0.2%
Hasbro Inc.	476,885	48,575,506

Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific Inc.	440,172	122,125,721

Media — 1.2%
CBS Corp., Class B, NVS	234,084	12,001,487
Comcast Corp., Class A	3,376,598	146,983,311
Fox Corp., Class B(a)	575,194	22,144,969
Liberty Broadband Corp., Class C, NVS(a)(b)	251,648	24,840,174
Omnicom Group Inc.	751,142	60,113,894
Sirius XM Holdings Inc.	7,392,735	42,951,790

		309,035,625

Metals & Mining — 1.3%
Newmont Goldcorp Corp.	10,975,842	340,909,653

Mortgage Real Estate Investment — 1.6%
AGNC Investment Corp.	10,684,790	190,082,414
Annaly Capital Management Inc.	23,231,637	234,407,217

		424,489,631

Multi-Utilities — 2.6%
CMS Energy Corp.	1,041,775	57,870,601
Consolidated Edison Inc.	3,486,308	300,380,297
Dominion Energy Inc.	1,457,178	113,470,451
DTE Energy Co.	130,528	16,408,675

2

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Min Vol USA ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Multi-Utilities (continued)
Sempra Energy	117,153	$14,989,726
WEC Energy Group Inc.	2,038,680	159,893,673

		663,013,423

Multiline Retail — 1.0%
Dollar General Corp.	1,331,550	167,895,140
Dollar Tree Inc.(a)(b)	148,668	16,543,775
Nordstrom Inc.	378,241	15,515,446
Target Corp.	914,413	70,793,854

		270,748,215

Oil, Gas & Consumable Fuels — 1.7%
Chevron Corp.	1,033,687	124,104,461
Exxon Mobil Corp.	3,213,646	257,991,501
Occidental Petroleum Corp.	678,501	39,950,139
ONEOK Inc.	417,671	28,372,391

		450,418,492

Pharmaceuticals — 4.7%
Bristol-Myers Squibb Co.	764,221	35,482,781
Eli Lilly & Co.	1,383,018	161,868,427
Johnson & Johnson	2,466,602	348,284,202
Merck & Co. Inc.	3,264,024	256,911,329
Pfizer Inc.	8,298,364	336,996,562
Zoetis Inc.(b)	715,820	72,899,109

		1,212,442,410

Professional Services — 0.3%
Verisk Analytics Inc.	553,308	78,093,891

Road & Rail — 0.2%
AMERCO	120,571	44,993,480

Semiconductors & Semiconductor Equipment — 0.2%
Intel Corp.	602,632	30,758,337
Texas Instruments Inc.	128,223	15,108,516

		45,866,853

Software — 2.2%
CDK Global Inc.	294,378	17,756,881
Intuit Inc.	182,896	45,917,870
Microsoft Corp.	1,972,721	257,637,362
Oracle Corp.	2,431,234	134,520,177
Palo Alto Networks Inc.(a)	235,512	58,602,451
Synopsys Inc.(a)	371,583	44,991,270

		559,426,011

Specialty Retail — 4.1%
Advance Auto Parts Inc.	147,185	24,479,809
AutoZone Inc.(a)(b)	140,453	144,429,224
Burlington Stores Inc.(a)(b)	387,910	65,521,878
Home Depot Inc. (The)	1,076,589	219,301,179
O’Reilly Automotive Inc.(a)	140,647	53,244,735
Ross Stores Inc.	1,840,419	179,735,320

Security	Shares	Value

Specialty Retail (continued)
TJX Companies Inc. (The)	5,542,354	$304,164,388
Tractor Supply Co.	138,214	14,305,149
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	159,763	55,754,092

		1,060,935,774

Technology Hardware, Storage & Peripherals — 0.4%
Apple Inc.	412,640	82,804,469
Dell Technologies Inc., Class C(a)	240,825	16,234,013

		99,038,482

Textiles, Apparel & Luxury Goods — 0.8%
NIKE Inc., Class B	1,074,850	94,404,075
Tapestry Inc.	1,870,251	60,353,000
VF Corp.	668,775	63,139,048

		217,896,123

Tobacco — 1.1%
Altria Group Inc.	3,295,537	179,046,525
Philip Morris International Inc.	1,192,859	103,253,875

		282,300,400

Water Utilities — 0.1%
American Water Works Co. Inc.	138,067	14,937,469

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)(b)	511,324	37,321,539

Total Common Stocks — 99.7% (Cost: $22,142,653,327)		25,707,321,618

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 2.59%(c)(d)(e)	144,426,835	144,484,606
BlackRock Cash Funds: Treasury,
SL Agency Shares, 2.37%(c)(d)	38,770,393	38,770,393

		183,254,999

Total Short-Term Investments — 0.7% (Cost: $183,235,837)		183,254,999

Total Investments in Securities — 100.4% (Cost: $22,325,889,164)		25,890,576,617

Other Assets, Less Liabilities — (0.4)%		(104,942,340)

Net Assets — 100.0%		$25,785,634,277

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

3

Schedule of Investments (unaudited) (continued) April 30, 2019	iShares® Edge MSCI Min Vol USA ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended April 30, 2019, for purposes of
 Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 07/31/18	Net Activity	Shares Held at 04/30/19	Value at 04/30/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	133,623,419	10,803,416	144,426,835	$144,484,606	$1,166,059	(a)	$9,634	$(2,840)
BlackRock Cash Funds: Treasury, SL Agency Shares	29,235,363	9,535,030	38,770,393	38,770,393	712,195		—	—

				$183,254,999	$1,878,254		$9,634	$(2,840)

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate	788	06/21/19	$26,997	$133,070
S&P 500 E-Mini	315	06/21/19	46,439	1,519,623

				$1,652,693

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$25,707,321,618	$—	$—	$25,707,321,618
Money Market Funds	183,254,999	—	—	183,254,999

	$25,890,576,617	$—	$—	$25,890,576,617

Derivative financial instruments(a)
Assets
Futures Contracts	$1,652,693	$—	$—	$1,652,693

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

4